Consolidated statements of profit or loss and other comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 275,761,298	$ 275,852,753	$ 65,179,515
Direct costs	(144,206,412)	(169,721,542)	(38,834,696)
Gross profit	131,554,886	106,131,211	26,344,819
Other income and other net gains/(losses)	404,643	138,948	(315,404)
Share of loss of a joint venture			(1,133,321)
Selling and distribution expenses	(13,301,436)	(21,932,322)	(6,492,635)
Research and development expenses	(15,519,228)	(10,563,952)	(2,782,123)
Restructuring costs in relation to diagnostic business	(30,378,741)	0	0
Administrative and other operating expenses	(96,063,312)	(83,991,413)	(16,616,462)
Loss from operations	(23,303,188)	(10,217,528)	(995,126)
Fair value loss on financial assets at fair value through profit or loss	(9,363,495)	(94,000)
Share-based payment on listing	(89,546,601)
Fair value loss on convertible securities		(29,054,669)	(2,846,750)
Fair value loss on preference shares liabilities	(60,091,353)	(125,398,798)
Fair value loss on warrant liabilities	3,196,538
Write-off on amount due from a shareholder		(106,179)
Gain on bargain purchase		117,238
Loss on disposal of a subsidiary		(292,132)
Other finance costs	(4,198,184)	(5,238,030)	(59,567)
Loss before taxation	(183,306,283)	(170,284,098)	(3,901,443)
Income tax (expense)/credit	(7,147,104)	(3,732,744)	1,937,558
Loss for the year	(190,453,387)	(174,016,842)	(1,963,885)
Exchange differences on translation [abstract]
Exchange differences on translation of financial statements of subsidiaries and a joint venture outside Hong Kong	(4,842,932)	260,112	1,581,372
Total comprehensive income for the year	(195,296,319)	(173,756,730)	(382,513)
Profit (loss), attributable to [abstract]
Equity shareholders of the Company	(190,453,333)	(174,009,273)	(1,939,689)
Non-controlling interests	(54)	(7,569)	(24,196)
Loss for the year	(190,453,387)	(174,016,842)	(1,963,885)
Comprehensive income attributable to [abstract]
Equity shareholders of the Company	(195,296,265)	(173,749,161)	(358,317)
Non-controlling interests	(54)	(7,569)	(24,196)
Total comprehensive income for the year	$ (195,296,319)	$ (173,756,730)	$ (382,513)
Loss per share
Basic	$ (2.5)	$ (11.92)	$ (0.15)
Diluted	$ (2.5)	$ (11.92)	$ (0.15)